Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.48%
Aerospace & Defense–2.21%
General Dynamics Corp.	195,319	$35,690,641
Apparel, Accessories & Luxury Goods–1.60%
Capri Holdings Ltd.(b)	778,697	25,821,593
Automobile Manufacturers–2.87%
General Motors Co.	1,233,719	46,239,788
Biotechnology–0.94%
Celgene Corp.(b)	152,335	15,126,865
Broadcasting–0.32%
CBS Corp., Class B	126,951	5,125,012
Building Products–1.65%
Johnson Controls International PLC	607,201	26,650,052
Cable & Satellite–3.67%
Charter Communications, Inc., Class A(b)	92,762	38,229,075
Comcast Corp., Class A	464,458	20,937,767
		59,166,842
Commodity Chemicals–0.84%
Dow, Inc.	283,055	13,487,571
Communications Equipment–1.17%
Cisco Systems, Inc.	381,756	18,862,564
Diversified Banks–8.10%
Bank of America Corp.	1,559,188	45,481,514
Citigroup, Inc.	584,216	40,357,641
JPMorgan Chase & Co.	187,617	22,080,645
Wells Fargo & Co.	450,287	22,712,476
		130,632,276
Electric Utilities–2.18%
Duke Energy Corp.	122,968	11,787,713
Exelon Corp.	254,766	12,307,745
FirstEnergy Corp.	229,335	11,060,827
		35,156,285
Fertilizers & Agricultural Chemicals–1.72%
Corteva, Inc.	532,269	14,903,532
Nutrien Ltd. (Canada)	256,279	12,783,197
		27,686,729
Food Distributors–1.63%
US Foods Holding Corp.(b)	639,705	26,291,875
Health Care Distributors–1.21%
McKesson Corp.	143,287	19,581,601
Shares		Value
Health Care Equipment–2.58%
Medtronic PLC	172,714	$18,760,195
Zimmer Biomet Holdings, Inc.	166,543	22,861,357
		41,621,552
Health Care Services–1.54%
CVS Health Corp.	393,251	24,802,341
Health Care Supplies–0.77%
Alcon, Inc. (Switzerland)(b)	213,871	12,482,001
Home Improvement Retail–0.69%
Kingfisher PLC (United Kingdom)	4,370,676	11,110,716
Hotels, Resorts & Cruise Lines–1.87%
Carnival Corp.	689,890	30,155,092
Industrial Machinery–1.47%
Ingersoll-Rand PLC	191,846	23,637,346
Insurance Brokers–1.62%
Willis Towers Watson PLC	135,224	26,094,175
Integrated Oil & Gas–4.94%
BP PLC (United Kingdom)	3,741,499	23,655,990
Chevron Corp.	185,173	21,961,518
Royal Dutch Shell PLC, Class A (United Kingdom)	1,163,252	34,000,974
		79,618,482
Internet & Direct Marketing Retail–1.34%
eBay, Inc.	552,598	21,540,270
Investment Banking & Brokerage–3.80%
Goldman Sachs Group, Inc. (The)	121,214	25,119,177
Morgan Stanley	847,734	36,172,810
		61,291,987
IT Consulting & Other Services–1.06%
Cognizant Technology Solutions Corp., Class A	282,428	17,020,523
Managed Health Care–0.83%
Anthem, Inc.	56,081	13,465,048
Multi-line Insurance–3.61%
American International Group, Inc.	1,043,764	58,137,655
Oil & Gas Equipment & Services–1.28%
TechnipFMC PLC (United Kingdom)	854,057	20,616,936
Oil & Gas Exploration & Production–3.75%
Canadian Natural Resources Ltd. (Canada)	599,758	15,957,632
Devon Energy Corp.	913,097	21,969,114
Marathon Oil Corp.	1,833,243	22,493,892
		60,420,638

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Other Diversified Financial Services–1.79%
AXA Equitable Holdings, Inc.	516,404	$11,443,512
Voya Financial, Inc.	318,661	17,347,905
		28,791,417
Packaged Foods & Meats–3.36%
Kellogg Co.	241,634	15,549,148
Mondelez International, Inc., Class A	697,146	38,566,117
		54,115,265
Pharmaceuticals–7.48%
Bristol-Myers Squibb Co.	394,813	20,020,967
Johnson & Johnson	386,299	49,979,365
Novartis AG (Switzerland)	167,494	14,541,042
Pfizer, Inc.	454,137	16,317,142
Sanofi (France)	211,989	19,657,425
		120,515,941
Railroads–1.46%
CSX Corp.	340,128	23,560,667
Regional Banks–5.21%
BB&T Corp.	341,388	18,219,878
Citizens Financial Group, Inc.	784,475	27,746,881
PNC Financial Services Group, Inc. (The)	271,572	38,063,531
		84,030,290
Semiconductors–4.14%
Intel Corp.	653,298	33,664,446
NXP Semiconductors N.V. (Netherlands)	108,989	11,892,880
QUALCOMM, Inc.	278,365	21,233,682
		66,791,008
Shares		Value
Specialty Chemicals–0.91%
DuPont de Nemours, Inc.	205,143	$14,628,747
Systems Software–2.33%
Oracle Corp.	682,579	37,562,322
Technology Hardware, Storage & Peripherals–1.45%
Apple, Inc.	104,443	23,392,099
Tobacco–2.91%
Philip Morris International, Inc.	617,101	46,856,479
Wireless Telecommunication Services–1.18%
Vodafone Group PLC (United Kingdom)	9,522,898	18,964,747
Total Common Stocks & Other Equity Interests (Cost $1,308,564,766)		1,506,743,438
Money Market Funds–6.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	34,915,829	34,915,829
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	24,936,727	24,944,208
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	39,903,804	39,903,804
Total Money Market Funds (Cost $99,763,905)		99,763,841
TOTAL INVESTMENTS IN SECURITIES–99.67% (Cost $1,408,328,671)		1,606,507,279
OTHER ASSETS LESS LIABILITIES—0.33%		5,238,515
NET ASSETS–100.00%		$1,611,745,794
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/11/2019	Bank of New York Mellon (The)	CAD	12,475,192	USD	9,488,678	$70,782
10/11/2019	Bank of New York Mellon (The)	GBP	23,066,525	USD	28,523,027	151,002
10/11/2019	State Street Bank & Trust Co.	CAD	3,552,441	USD	2,686,589	4,744
10/11/2019	State Street Bank & Trust Co.	CHF	20,262,298	USD	20,514,856	197,044
10/11/2019	State Street Bank & Trust Co.	EUR	13,828,415	USD	15,299,138	216,571
10/11/2019	State Street Bank & Trust Co.	GBP	30,950,733	USD	38,316,570	246,900
10/11/2019	State Street Bank & Trust Co.	USD	865,618	CAD	1,148,968	1,771
Subtotal—Appreciation						888,814
Currency Risk
10/11/2019	State Street Bank & Trust Co.	CAD	879,854	USD	663,542	(685)
10/11/2019	State Street Bank & Trust Co.	USD	293,581	CHF	290,880	(1,905)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/11/2019	State Street Bank & Trust Co.	USD	302,437	EUR	274,369	$(3,185)
Subtotal—Depreciation						(5,775)
Total Forward Foreign Currency Contracts						$883,039

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,372,330,543	$134,412,895	$—	$1,506,743,438
Money Market Funds	99,763,841	—	—	99,763,841
Total Investments in Securities	1,472,094,384	134,412,895	—	1,606,507,279
Other Investments - Assets*
Forward Foreign Currency Contracts	—	888,814	—	888,814
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,775)	—	(5,775)
Total Other Investments	—	883,039	—	883,039
Total Investments	$1,472,094,384	$135,295,934	$—	$1,607,390,318

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund